Leases and Commitments - Summary of Balance Sheet Information Related to Leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance sheet information related to leases
Operating lease right of use assets	$ 198,634	$ 164,740	$ 315,765
Operating lease liabilities
Short-term operating lease liabilities	95,367	81,236	177,795
Long-term operating lease liabilities	70,555	53,771	102,407
Total operating lease liabilities	$ 165,922	$ 135,007	$ 280,202